Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Cash Flow Supplemental Table

The following table details non-cash items for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Supplemental schedule of non-cash investing and financing activities:
Change in collateral for securities lending transactions	$(285)	$(41)	$(133)

Total non-cash transactions	$(285)	$(41)	$(133)